UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21036

Name of Fund:  BlackRock Municipal Bond Trust (BBK)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal

Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.00%, 6/01/34	$1,150	$1,286,079
6.00%, 6/01/39	450	503,249
City of Hoover Alabama Board of Education, Refunding, Special Tax, Capital Outlay Warrants, 4.25%, 2/15/40	2,750	2,624,270

		4,413,598
Arizona — 8.7%
Arizona Board of Regents, RB, Arizona State University, Series C, 5.50%, 7/01/26	200	225,420
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	2,200	2,008,050
County of Pima Arizona IDA, Refunding, IDRB, Tucson Electric Power Co. Project, Remarketing, Series B, 5.75%, 9/01/29	900	915,345
County of Pinal Arizona Electric District No. 3, Refunding RB, Electric System, 4.75%, 7/01/31	3,750	3,768,825
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,469,355
5.00%, 12/01/37	2,065	1,986,819
San Luis Facility Development Corp., RB, Senior Lien Project, Regional Detention Center Project:
6.25%, 5/01/15	125	121,958
7.00%, 5/01/20	300	268,623
7.25%, 5/01/27	600	471,798
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/29	750	783,502
University Medical Center Corp., RB, 6.50%, 7/01/39	500	535,145
University Medical Center Corp., Refunding RB, 6.00%, 7/01/39	900	926,433

		13,481,273
Municipal Bonds	Par (000)	Value
Arkansas — 0.7%
Arkansas State University, RB, Jonesboro Campus, Series B (a):
4.00%, 12/01/28	$400	$396,876
4.88%, 12/01/43	690	685,156

		1,082,032
California — 19.8%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 8/15/31	1,900	2,146,563
California HFA, RB, Home Mortgage, Series G, AMT, 5.05%, 2/01/29	2,285	2,182,015
Carlsbad California Unified School District, GO, Election of 2006, Series B, 5.58%, 5/01/34 (b)	1,000	773,710
City of Manteca California, Refunding RB, Sewer System, 4.00%, 12/01/33	2,000	1,901,980
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	2,000	2,111,320
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, Sub-Series C, 12.16%, 6/01/55 (c)	4,500	33,525
Dinuba California Unified School District, GO, Election of 2006 (AGM):
5.63%, 8/01/31	250	264,438
5.75%, 8/01/33	500	528,895
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 5.72%, 8/01/34 (b)	1,650	1,124,211
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 5.82%, 8/01/38 (c)	8,000	1,942,560
Palomar Community College District, GO, CAB, Election of 2006, Series B:
5.16%, 8/01/30 (c)	1,500	641,520
5.86%, 8/01/33 (c)	4,000	1,284,760
5.76%, 8/01/39 (b)	2,000	1,074,960
San Diego Community College District, GO, CAB, Election of 2002, 5.44%, 8/01/33 (b)	2,800	2,177,700

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Jose California Evergreen Community College District, GO, Election of 2010, Series B, 3.50%, 8/01/32	$1,200	$1,043,664
State of California, GO, Refunding:
Various Purposes, 5.00%, 2/01/38	3,000	3,072,990
Veterans, AMT, 5.05%, 12/01/36	305	300,108
State of California, GO, Various Purposes:
5.75%, 4/01/31	2,000	2,226,580
6.00%, 3/01/33	1,000	1,161,230
6.50%, 4/01/33	1,950	2,314,962
5.50%, 3/01/40	2,350	2,537,835

		30,845,526
Colorado — 1.3%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,191,434
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax (AGM), 6.00%, 12/01/38	750	797,963

		1,989,397
Connecticut — 1.2%
Connecticut State Health & Educational Facility Authority, Refunding RB:
Hartford Healthcare, Series A, 5.00%, 7/01/32	1,250	1,260,150
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	550	554,466

		1,814,616
Delaware — 0.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,200	1,231,056
Florida — 4.6%
County of Lee Florida, Refunding ARB, Series A, AMT (AGM), 5.00%, 10/01/28	2,000	2,042,180
County of Miami-Dade Florida, RB, AMT, Seaport, Series B, 6.00%, 10/01/31	4,135	4,354,362
Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, Inc. Project, 5.00%, 6/01/36	$125	$118,531
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (d)(e)	910	678,077

		7,193,150
Hawaii — 0.3%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	400	398,908
Idaho — 1.3%
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/33	1,750	1,978,147
Illinois — 6.1%
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	4,000	3,548,360
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	665	671,923
Illinois Finance Authority, RB, Rush University Medical Center, Series C, 6.63%, 11/01/39	650	716,430
Illinois Finance Authority, Refunding RB:
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	210	182,582
OSF Healthcare System, Series A, 6.00%, 5/15/39	1,010	1,085,326
Roosevelt University Project, 6.50%, 4/01/44	1,000	1,023,230
Railsplitter Tobacco Settlement Authority, RB:
6.25%, 6/01/24	1,000	1,077,590
6.00%, 6/01/28	1,150	1,251,970

		9,557,411

2	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana — 0.6%
Indiana Finance Authority, Refunding RB, US Steel Corp. Project, 6.00%, 12/01/26	$1,000	$977,960
Iowa — 1.0%
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, Upper Iowa University Project:
5.75%, 9/01/30	500	521,520
6.00%, 9/01/39	1,000	1,037,690

		1,559,210
Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	1,830	1,842,334
Louisiana — 2.3%
Lafayette Public Trust Financing Authority, Refunding RB, Ragin’ Cajun Facilities, Inc. Project (AGM), 3.75%, 10/01/32	270	241,529
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
Parish of Plaquemines Project (AGM), 4.00%, 9/01/42	280	234,746
Westlake Chemical Corp. Projects, Series A-1, 6.50%, 11/01/35	1,050	1,125,306
Louisiana Public Facilities Authority, RB:
Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	400	426,092
Cleco Power LLC Project, Series B, 4.25%, 12/01/38	1,400	1,232,896
Terrebonne Levee & Conservation District, RB, Sales Tax, 4.25%, 7/01/32	385	370,940

		3,631,509
Maryland — 1.9%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	580	602,945
Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Doctor’s Community Hospital, 5.63%, 7/01/30	$2,400	$2,309,760

		2,912,705
Michigan — 5.0%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,250	1,410,663
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	3,100	2,761,325
Michigan Technological University, Refunding RB, General, Series A, 4.00%, 10/01/30	1,290	1,209,994
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital Obligated Group, Series V, 8.25%, 9/01/39	1,950	2,335,047

		7,717,029
Minnesota — 3.8%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	4,600	5,251,820
University of Minnesota, RB, Biomedical Science Research Facilities, Series C:
4.00%, 8/01/31	340	332,775
4.13%, 8/01/32	320	316,099

		5,900,694
Mississippi — 3.4%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	400	389,040
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	845	863,159
County of Jackson Limited Tax Note (AGC), 5.50%, 7/01/32	1,750	1,848,823

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Mississippi (concluded)
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	$2,100	$2,206,218

		5,307,240
Missouri — 4.2%
Missouri Development Finance Board, RB:
Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	900	895,932
St. Joseph Sewage System Improvements, Series E, 5.25%, 5/01/31	580	583,114
Missouri Development Finance Board, Refunding RB, Electric System Projects, Series F, 4.00%, 6/01/32	1,000	907,190
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	521,825
Heartland Regional Medical Center, 4.13%, 2/15/43	770	643,774
University of Central Missouri, Series C-2, 4.00%, 10/01/28 (a)	400	393,820
University of Central Missouri, Series C-2, 4.25%, 10/01/30 (a)	800	790,480
University of Central Missouri, Series C-2, 5.00%, 10/01/34 (a)	1,000	1,032,110
Missouri State Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/38	800	797,720

		6,565,965
Montana — 0.3%
Montana Facility Finance Authority, Refunding RB, Sisters of Charity of Leavenworth Health System, Series A, 4.75%, 1/01/40	450	447,318
Multi-State — 7.1%
Centerline Equity Issuer Trust, Series B-2, 7.20%, 11/15/14 (f)(g)	10,500	11,062,800
Municipal Bonds	Par (000)	Value
Nebraska — 2.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	$600	$574,386
City of Omaha Nebraska, RB, Sanitary Sewerage System, 4.00%, 11/15/42	2,200	2,002,990
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 1/01/32	250	263,587
5.00%, 1/01/33	500	525,425

		3,366,388
Nevada — 1.1%
City of Las Vegas Nevada, Special Assessment, No. 809 Summerlin Area, 5.65%, 6/01/23	1,240	1,192,421
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	575	591,244

		1,783,665
New Jersey — 11.9%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (d)(e)	915	63,913
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 7.20%, 11/15/30 (h)	3,000	2,999,670
Goethals Bridge Replacement Project, AMT, 5.13%, 7/01/42	200	195,732
Rutgers - The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 6/15/38	450	475,884
New Jersey EDA, Refunding RB, 1st Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,501,305
New Jersey EDA, Refunding, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,500	8,236,575
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B (i):
7.13%, 6/01/19	630	814,678
7.50%, 6/01/19	800	1,050,288

4	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care System, Series A:
4.63%, 7/01/23	$510	$530,844
5.00%, 7/01/25	500	527,470
5.63%, 7/01/37	1,700	1,741,531
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.50%, 10/01/38	325	329,758

		18,467,648
New York — 7.1%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (d)(e)	455	68,254
City of New York New York, GO, Fiscal 2014, Sub-Series A-1:
5.00%, 8/01/29	400	433,472
5.00%, 8/01/35	1,580	1,659,016
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (h)	3,165	3,425,448
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,500	1,263,975
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,500	1,527,435
Hudson Yards Infrastructure Corp., RB, Series A (NPFGC), 5.00%, 2/15/47	750	749,265
New York Liberty Development Corp., Refunding RB, Liberty, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	800	844,008
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42	400	352,084

Municipal Bonds	Par (000)	Value
New York (concluded)
State of New York Dormitory Authority, Refunding RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/42	$750	$778,065

		11,101,022
North Carolina — 3.0%
County of Gaston Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,695	2,348,800
North Carolina Medical Care Commission, Refunding RB:
Health Care Facilities, Novant Health Obligated Group, Series A, 4.00%, 11/01/46	900	726,984
Southeastern Regional Medical Center, 5.00%, 6/01/32	660	665,914
University Health System, Series D, 6.25%, 12/01/33	800	894,144

		4,635,842
North Dakota — 0.2%
City of Fargo North Dakota, Refunding RB, University Facilities Development Foundation Project, 3.00%, 12/01/30	400	330,532
Oklahoma — 1.0%
Oklahoma Municipal Power Authority, RB, Power Supply System, Series A, 4.00%, 1/01/38	1,690	1,474,086
Oregon — 2.9%
City of Madras Oregon, GO, Refunding, 4.00%, 2/15/33	500	425,990
County of Clackamas Oregon Housing Authority, HRB, M/F, Easton Ridge Apartments Project, Series A:
3.50%, 9/01/33	755	637,454
4.00%, 9/01/43	660	567,442
4.00%, 9/01/49	750	624,982
County of Klamath Oregon School District, GO, 4.00%, 6/15/33	420	408,324
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	750	815,805

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Oregon (concluded)
Oregon Health & Science University, Refunding RB, Series A, 3.00%, 7/01/24	$600	$574,668
Oregon State Facilities Authority, Refunding RB, Linfield College Project, Series A, 5.25%, 10/01/40	500	500,815

		4,555,480
Pennsylvania — 2.8%
County of Allegheny Pennsylvania IDA, Refunding RB, US Steel Corp. Project, 6.55%, 12/01/27	1,695	1,737,358
Delaware River Port Authority, RB, Series D (AGM), 5.00%, 1/01/40	2,600	2,664,298

		4,401,656
Rhode Island — 2.5%
Rhode Island Health & Educational Building Corp., RB:
City of Newport Issue, Series C, 4.00%, 5/15/33	980	955,118
Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	1,000	1,107,920
Rhode Island Health & Educational Building Corp., Refunding RB, Brown University, 4.50%, 9/01/32 (a)	800	826,120
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 4/01/28	900	955,800

		3,844,958
Tennessee — 1.9%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/40	1,950	1,941,674
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	275	290,892
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 8/15/42	800	768,152

		3,000,718
Municipal Bonds	Par (000)	Value
Texas — 19.9%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	$1,580	$1,638,728
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, Young Men’s Christian Association of the Greater Houston Area, Series A, 5.00%, 6/01/38	345	316,724
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B (i):
7.13%, 12/01/18	500	642,400
7.25%, 12/01/18	1,750	2,258,987
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 6.60%, 11/15/41 (c)	11,690	1,902,314
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	1,500	1,658,580
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (c):
5.02%, 9/15/36	4,900	1,581,083
5.14%, 9/15/38	10,760	3,057,239
County of Midland Texas Fresh Water Supply District No. 1, Refunding RB, City of Midland Project, 3.38%, 9/15/32	1,575	1,348,909
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	760	817,806
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,000	2,186,820
Texas State Turnpike Authority, RB, CAB (AMBAC), 6.09%, 8/15/35 (c)	50,000	13,603,000

		31,012,590

6	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Vermont — 2.7%
University of Vermont & State Agricultural College, Refunding RB, Series A, 4.00%, 10/01/38	$1,200	$1,059,276
Vermont Educational & Health Buildings Financing Agency, RB, Fletcher Allen Health Hospital, Series A, 4.75%, 12/01/36	800	764,416
Vermont Educational & Health Buildings Financing Agency, Refunding RB, Fletcher Allen Health Hospital, Series B, 5.00%, 12/01/34	2,400	2,420,208

		4,243,900
Virginia — 1.2%
County of Prince William Virginia IDA, Refunding RB, Novant Health Obligation Group, Series B, 4.00%, 11/01/46	1,200	977,364
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	880	906,110

		1,883,474
Washington — 1.0%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	1,400	1,495,452
West Virginia — 1.3%
City of Wheeling West Virginia Waterworks & Sewerage System, RB, 5.00%, 6/01/38	2,000	2,018,080
Wyoming — 0.8%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	1,200	1,283,412
Total Municipal Bonds — 141.9%		220,808,781

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)
Colorado — 2.4%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36	3,750	3,766,087
Massachusetts — 1.0%
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	$1,450	$1,507,681
New Jersey — 0.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (k)	1,400	1,457,751
New York — 12.5%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System:
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	405	431,553
Fiscal 2009, Series A, 5.75%, 6/15/40	450	498,604
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	6,000	6,140,280
Series A, 4.75%, 6/15/30	3,000	3,118,830
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (k)	2,500	2,667,130
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,505	2,615,095
New York State Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/38	2,199	2,301,475
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	1,560	1,669,964

		19,442,931
Ohio — 2.2%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,260	1,259,912

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2013	7

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (j)	Par (000)	Value
Ohio (concluded)
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	$2,000	$2,065,920

		3,325,832
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 19.0%		29,500,282
Total Long-Term Investments (Cost — $246,986,078) — 160.9%		250,309,063
Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (l)(m)	3,926,600	$3,926,600
Total Short-Term Securities (Cost — $3,926,600) — 2.5%		3,926,600
Total Investments (Cost — $250,912,678*) — 163.4%		254,235,663
Liabilities in Excess of Other Assets — (1.1)%		(1,672,996)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.0%)		(17,047,139)
VMTP Shares, at Liquidation Value — (51.3%)		(79,900,000)

Net Assets Applicable to Common Shares — 100.0%		$155,615,528
* As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$233,262,894

Gross unrealized appreciation		$11,218,528
Gross unrealized depreciation		(7,285,083)

Net unrealized appreciation		$3,933,445

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Securities LLC	$826,120	$1,976
Piper Jaffray & Co.	$2,216,410	$16,056
Stephens, Inc.	$1,082,032	$4,539

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(h)	Variable rate security. Rate shown is as of report date.
(i)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(j)	Represent bonds transferred to a TOB. In exchange the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(k)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from February 15, 2019 to June 15, 2019 is $2,411,773.
(l)	Represents the current yield as of report date.

8	BlackRock Municipal Bond Trust (BBK)	November 30, 2013

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

(m)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
FFI Institutional Tax-Exempt Fund	1,669,953	2,256,647	3,926,600	$260

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	HFA	Housing Finance Agency
	AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds
	AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
	AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue Bonds
	ARB	Airport Revenue Bonds	M/F	Multi-Family
	CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
	COP	Certificates of Participation	PILOT	Payment in Lieu of Taxes
	EDA	Economic Development Authority	RB	Revenue Bonds
	EDC	Economic Development Corp.	S/F	Single-Family
	GO	General Obligation Bonds

•	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(64)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$8,105,000	$40,930

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2013	9

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$250,309,063	—	$250,309,063
Short-Term Securities	$3,926,600	—	—	3,926,600

Total	$3,926,600	$250,309,063	—	$254,235,663

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$40,930	—	—	$40,930
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

10	BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK)

Certain of the Trust’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$114,000	—	—	$114,000
Liabilities:
Bank overdraft	—	$(4,984)	—	(4,984)
TOB trust certificates	—	(17,039,324)	—	(17,039,324)
VMTP Shares	—	(79,900,000)	—	(79,900,000)

Total	$114,000	$(96,944,308)	—	$(96,830,308)

There were no transfers between levels during the period ended November 30, 2013.

BLACKROCK MUNICIPAL BOND TRUST	NOVEMBER 30, 2013	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: January 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Trust

Date: January 24, 2014